Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings/(loss) per share
Schedule of computation of basic earnings per share

	For the years ended December 31,
	2021		2022		2023
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings/(loss) per share – basic:
Numerator:
Allocation of net income/(loss) attributable to Qudian Inc. for basic computation	441,499,980	147,574,098	(268,552,622)	(93,411,501)	27,698,446	3,901,245	11,435,093	1,610,599
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	189.95	63.49	182.53	63.49	153.79	153.79	63.49	63.49
Denominator used for basic earnings per share	189.95	63.49	182.53	63.49	153.79	153.79	63.49	63.49
Earnings/(loss) per share – basic	2.32	2.32	(1.47)	(1.47)	0.18	0.03	0.18	0.03

Schedule of computation of diluted earnings per share

	For the years ended December 31,
	2021		2022		2023
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings/(loss) per share – diluted:
Numerator:
Interest charges applicable to the Convertible Senior Notes	12,171,824	3,810,636	—	—	—	—	—	—
Allocation of net income/(loss) attributable to Qudian Inc. for diluted computation	448,623,440	140,450,638	(268,552,622)	(93,411,501)	27,960,080	3,938,095	11,183,767	1,575,201
Reallocation of net income/(loss) attributable to Qudian Inc. as a result of conversion of Class B to Class A shares	144,261,274	—	(93,411,501)	—	11,183,767	1,575,201	—	—
Allocation of net income/(loss) attributable to Qudian Inc	605,056,538	144,261,274	(361,964,123)	(93,411,501)	39,143,847	5,513,296	11,183,767	1,575,201
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	189.95	63.49	182.53	63.49	153.79	153.79	63.49	63.49
Conversion of Class B to Class A ordinary shares	63.49	—	63.49	—	63.49	63.49	—	—
Adjustments for dilutive share options	—	—	—	—	4.94	4.94	—	—
Conversion of the Convertible Senior Notes to Class A ordinary share	12.85	—	—	—	—	—	—	—
Denominator used for diluted earnings per share	266.29	63.49	246.02	63.49	222.22	222.22	63.49	63.49
Earnings/(loss) per share – diluted	2.27	2.27	(1.47)	(1.47)	0.18	0.03	0.18	0.03

Schedule of computation of basic and diluted earnings per share

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	Class A	Class A	Class A	Class A
Earnings/(loss) per share – ADS:
Denominator used for earnings per ADS – basic	46.74	182.53	153.79	153.79
Denominator used for earnings per ADS – diluted	49.11	182.53	158.73	158.73
Earnings/(loss) per ADS – basic	2.32	(1.47)	0.18	0.03
Earnings/(loss) per ADS – diluted	2.27	(1.47)	0.18	0.03